SPDR® Series Trust

One Lincoln Street

Boston, MA 02111

October 31, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Series Trust (“Registrant”)

File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Equity ETFs, the SPDR Dorsey Wright Fixed Income Allocation ETF, the Self-Indexing ETFs, the non-operational funds and the four Statements of Additional Information for the above-referenced Registrant do not differ from the Prospectuses for the Equity ETFs, the SPDR Dorsey Wright Fixed Income Allocation ETF, the Self-Indexing ETFs, the non-operational funds and the four Statements of Additional Information contained in Post-Effective Amendment No. 202 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 27, 2017 with a designated effective date of October 31, 2017 (Accession No. 0001193125-17-323271).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-4026.

Sincerely,

/s/ Jesse. D. Hallee
Jesse D. Hallee
Secretary

cc:	W. John McGuire, Esq.